Earnings Per Share - Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share -
Net income	$ 88,095	$ 364,045	$ 323,409
Weighted-average shares outstanding	42,182	42,111	42,036
Non-vested dividend participating awards	274	308	322
Weighted-average shares outstanding used for basic earnings per share	42,456	42,419	42,358
Basic earnings per share form continuing operations	$ 2.07	$ 8.58	$ 7.63
Diluted earnings per share -
Net income	$ 88,095	$ 364,045	$ 323,409
Weighted-average shares outstanding used for basic earnings per share	42,456	42,419	42,358
Share options on issue	0	0	5
Adjusted weighted average number of ordinary shares outstanding, Total	42,456	42,419	42,363
Diluted earnings per share from continuing operations	$ 2.07	$ 8.58	$ 7.63